Cat Financial Financing Activities (Details 5) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance Receivables
Increase (decrease) in the allowance for credit losses during the year	$ (48)	$ 57
Increase (decrease) in allowance for credit losses due to change in allowance rate	(55)	6
Increase (decrease) in allowance for credit losses due to change in net finance receivables portfolio	7	51
Allowance for credit loss activity:
Balance at beginning of year	423	366	362
Receivables written off	(179)	(149)	(210)
Recoveries on receivables previously written off	56	47	52
Provision for credit losses	84	160	168
Other-net	(9)	(1)	(6)
Balance at end of year	375	423	366
Allowance for Credit Losses:
Individually evaluated for impairment	70	54	34
Collectively evaluated for impairment	305	369	332
Ending Balance - allowance for credit losses	375	423	366
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	628	593	484
Collectively evaluated for impairment	23,433	22,715	19,496
Ending balance-recorded investment in finance receivables	24,061	23,308	19,980
Customer
Allowance for credit loss activity:
Balance at beginning of year	414	360	357
Receivables written off	(179)	(149)	(210)
Recoveries on receivables previously written off	56	47	52
Provision for credit losses	83	157	167
Other-net	(9)	(1)	(6)
Balance at end of year	365	414	360
Allowance for Credit Losses:
Individually evaluated for impairment	70	54	34
Collectively evaluated for impairment	295	360	326
Ending Balance - allowance for credit losses	365	414	360
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	628	593	484
Collectively evaluated for impairment	19,668	18,831	17,109
Ending balance-recorded investment in finance receivables	20,296	19,424	17,593
Dealer
Allowance for credit loss activity:
Balance at beginning of year	9	6	5
Receivables written off	0	0	0
Recoveries on receivables previously written off	0	0	0
Provision for credit losses	1	3	1
Other-net	0	0	0
Balance at end of year	10	9	6
Allowance for Credit Losses:
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	10	9	6
Ending Balance - allowance for credit losses	10	9	6
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3,765	3,884	2,387
Ending balance-recorded investment in finance receivables	$ 3,765	$ 3,884	$ 2,387